UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	11/30/2012

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

Description(a)	Moody’s Rating *†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 97.3%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	BBB(b)	6.125%	07/01/41	$ 475	$ 553,351
Sharp Healthcare	A2	6.250	08/01/39	1,000	1,205,810
California Cnty. Tob. Securitization Agy. Rev., Tob. Conv. Bonds	NR	5.100	06/01/28	1,035	968,605
Tob. Conv. Bonds, LA Cnty.(c)	B2	5.250	06/01/21	1,930	1,932,451
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	A2	5.125	10/01/40	1,000	1,122,530
California Hlth. Facs. Fin. Auth. Rev., Catholic Healthcare West, Ser. A	A3	6.000	07/01/39	2,000	2,406,440
Childrens Hospital, Ser. A	A(b)	5.250	11/01/41	1,000	1,137,980
City of Hope, Ser. A	A1	5.000	11/15/39	1,150	1,331,689
Episcopal Home, Ser. B	A-(b)	6.000	02/01/32	1,000	1,149,050
Providence Hlth., Ser. B	Aa2	5.500	10/01/39	1,500	1,744,245
Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(d)	Aa2	6.500	10/01/38	20	26,420
Providence Hlth., Ser. C, Unrefunded Balance	Aa2	6.500	10/01/38	980	1,206,556
Scripps Hlth., Ser. A	Aa3	5.000	11/15/40	1,000	1,151,840
Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000	10/01/22	500	583,200
Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000	11/15/36	1,000	1,122,080
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,000	1,174,310
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500	11/15/40	500	619,020
Stanford Hosp., Ser. B, Rfdg.	Aa3	5.000	11/15/36	2,000	2,278,260
California Infrastructure & Econ. Dev. Rev., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	02/01/38	2,000	2,171,000
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BB-(b)	5.250	06/01/26	1,100	1,078,132
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	1,250	1,360,000
California St., Unrefunded Balance, GO	A1	5.500	04/01/30	5	5,281
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,775,625
Var. Purp., GO	A1	5.000	09/01/41	2,000	2,309,160
Var. Purp., GO	A1	5.000	10/01/41	1,250	1,444,838
Var. Purp., GO	A1	5.000	04/01/42	2,000	2,325,300
Var. Purp., GO	A1	5.000	09/01/42	1,500	1,753,350
Var. Purp., GO	A1	5.250	04/01/35	1,250	1,503,438
Var. Purp., GO	A1	5.250	11/01/40	750	897,930
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,197,940
Var. Purp., GO	A1	5.500	03/01/40	2,000	2,411,860
Var. Purp., GO	A1	6.000	03/01/33	2,750	3,534,107
Var. Purp., GO	A1	6.000	04/01/38	3,000	3,722,820
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,892,535
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. A	Aa1	5.000	12/01/29	2,000	2,378,880
Central VY Proj., Ser. AF	Aa1	5.000	12/01/29	1,500	1,790,790
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. D	A2	5.250	06/01/28	750	777,450
Judicial Council Projs., Ser. D	A2	5.000	12/01/31	1,000	1,155,060
Var. Cap. Proj., Ser. A	A2	5.000	04/01/37	1,000	1,125,330
Var. Cap. Proj.., Ser. A	A2	5.125	10/01/31	1,000	1,163,830
Var. Cap. Proj., Ser. G, Rfdg.	A2	5.000	11/01/37	2,000	2,263,880
Var. Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	909,090
Var. Cap. Proj., Sub. Ser. I-1	A2	6.375	11/01/34	750	924,480
California State Univ., Ser. A, Systemwide	Aa2	5.000	11/01/37	1,250	1,463,550
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	NR	6.000	07/01/30	1,000	1,037,530
Cottage Hlth.	A+(b)	5.000	11/01/40	600	676,800
Episcopal Cmntys. And Svcs., Rfdg.	NR	5.000	05/15/42	1,000	1,116,470
Irvine LLC, UCI East, Rfdg.	Baa2	5.000	05/15/32	2,000	2,076,400
John Muir Hlth.	A1	5.125	07/01/39	750	836,047
Polytechnic Sch.	A1	5.000	12/01/34	2,000	2,245,580
Presbyterian Homes	BBB-(b)	7.250	11/15/41	500	582,005
Scripps Hlth., Ser. A	Aa3	5.250	08/15/31	1,000	1,205,280
Spl. Tax No. 97-1, C.A.B.S.(e)	NR	5.200	09/01/22	3,200	1,939,616
Sutter Hlth., Ser. A	Aa3	6.000	08/15/42	2,000	2,448,640
Trinity Hlth., Rfdg.	Aa2	5.000	12/01/41	2,000	2,308,420
Windrush Sch. (original cost $1,000,000; purchased 07/26/07)(f)(g)(h)	NR	5.500	07/01/37	1,000	535,020

Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	2,000	2,082,080
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875	01/01/34	1,000	1,200,740
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	NR	5.250	10/01/27	1,540	1,561,668
Corona-Norca Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa2	5.000	09/01/22	1,060	1,068,819
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., A.M.B.A.C.	AA-(b)	5.000	09/01/24	2,000	2,155,760
El Dorado Irr. Dist. Partn., Ser. A, A.G.C., C.O.P.	Aa3	5.750	08/01/39	1,000	1,078,820
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	Aaa	5.000	08/01/40	1,250	1,482,537
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd. Conv., C.A.B.S.	Baa3	5.875	01/15/28	2,890	2,991,930
Golden St. Tob. Securitization Rev., Asset Bkd., Ser. A-1	B3	5.750	06/01/47	1,500	1,392,360
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 06/01/13)(d)	Aaa	6.750	06/01/39	2,700	2,788,506
Asset-Bkd., Sr., Ser. A-1	B3	4.500	06/01/27	3,610	3,320,261
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	1,054,800
Ser. A, C.A.B.S., A.M.B.A.C.(c)	A2	4.600	06/01/23	3,000	3,310,650
Golden West Sch. Fin. Auth. Rev., Ser. A., C.A.B.S., N.A.T.L., Rfdg.(e)	Baa2	3.709	02/01/19	2,110	1,681,839
Guam Govt., Ltd. Oblig. Rev., Section 30, Ser. A	BBB+(b)	5.750	12/01/34	500	572,005
Guam Gov’t, Business Priviledge Tax Rev., Ser. B-1	A(b)	5.000	01/01/42	350	396,078
La Mesa-Spring Valley Sch. Dist. GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.(e)	A1	3.636	08/01/23	2,000	1,361,560
Lincoln Calif. Pub. Fing. Auth. Twelve Bridges Sub. Dist., Ser. B	NR	6.000	09/02/27	1,000	1,095,350
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.250	11/15/19	580	674,122
Ser. A	Baa2	5.500	11/15/37	500	624,115
Long Beach Hbr. Rev., Ser. A, A.M.T., N.A.T.L., Rfdg.	Aa2	6.000	05/15/19	3,000	3,806,730
Long Beach Redev. Agy. Dist. No. 3, Spl. Tax Rev., Pine Ave.	NR	6.375	09/01/23	2,365	2,371,007
Los Angeles Calif. Cmnty. College Dist., 2003 Election, Ser. F-1, GO	Aa1	5.000	08/01/33	3,250	3,819,563
2008 Election, Ser. A, GO	Aa1	6.000	08/01/33	2,000	2,557,440
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000	05/15/34	1,000	1,142,470
Los Angeles Cnty. Pub. Wks. Fing. Auth. Lease Rev., Multiple Capital Projs. II	A1	5.000	08/01/42	1,000	1,149,540
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	Aa3	5.000	07/01/39	1,000	1,162,370
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.375	07/01/38	1,530	1,827,386
M-S-R Energy Auth., Calif., Ser. A	A-(b)	6.500	11/01/39	1,000	1,435,220
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750	08/10/18	2,000	2,404,640
Unrefunded Balance, Ser. A	Aa1	5.750	07/01/21	2,240	2,825,290
Palomar Pomerado Hlthcare Dist. Calif. Ctfs. Partn. C.O.P.	Baa3	6.000	11/01/41	1,200	1,320,432
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250	09/01/23	2,000	2,043,300
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.(e)	BBB+(b)	5.059	08/01/26	1,375	694,458
Port of Oakland, A.M.T., Inter. Lien, Ser. A, N.A.T.L., Rfdg.	A3	5.000	11/01/29	3,000	3,269,580
A.M.T., Ser. O, Rfdg.	A2	5.125	05/01/30	1,000	1,160,270
A.M.T., Sr. Lien., Ser. P. Rfdg.	A2	5.000	05/01/33	1,750	2,015,143
Puerto Rico Comnwlth. Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	Baa2	5.750	07/01/37	390	414,180
Sr. Lien, Ser. A	Baa2	6.000	07/01/47	325	353,626
Puerto Rico Comnwlth., Pub. Impt., Ser. A, GO, Rfdg.	Baa1	5.500	07/01/39	1,000	1,047,750
Ser. C, GO, Rfdg.	Baa1	6.000	07/01/39	400	430,316
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	Baa1	5.250	07/01/40	1,000	1,034,070

Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs. Rfdg., Ser. P	Baa1	6.750	07/01/36	250	301,330
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.250	08/01/43	500	539,675
First Sub., Ser. A	A3	5.500	08/01/42	750	812,670
First Sub., Ser. A	A3	5.750	08/01/37	400	445,800
First Sub., Ser. A	A3	6.000	08/01/42	700	793,905
Senior Lien, Ser. C	Aa3	5.250	08/01/40	750	843,795
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S., N.A.T.L., E.T.M.(d)	Baa2	6.368	07/01/22	85	105,353
N.A.T.L., E.T.M.(c)(d)(f)(i)	Baa2	10.606	07/01/22	2,065	3,053,929
Riverside Cnty. Calif. Redev. Agy. Tax Alloc., Intst. 215 Corridor, Ser. E	Ba1	6.500	10/01/40	1,000	1,136,420
Rocklin Uni. Sch. Dist., Ser. C, GO, C.A.B.S., N.A.T.L.(e)	Baa2	2.388	08/01/16	1,400	1,283,156
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L.(e)	Baa2	3.208	11/01/17	5,695	4,869,510
Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L.(e)	Baa2	3.039	11/01/16	5,700	5,064,279
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.(c)	Aa3	0.810	12/01/35	1,000	867,360
San Bernardino Comnty. College Dist., Election 2002, Ser. A, GO	Aa2	6.250	08/01/33	1,750	2,125,760
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	7.500	12/01/41	500	629,915
Cmnty. Mem. Hlth. Sys.	Ba2	8.000	12/01/26	500	663,350
San Diego Cmnty. College Dist., Election 2006, GO	Aa1	5.000	08/01/41	1,500	1,772,655
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	Ba1	5.875	09/01/29	3,000	3,004,560
San Diego Regl. Bldg. Auth. Lease Rev., Cnty. Operations Ctr. & Annex A	Aa3	5.375	02/01/36	1,000	1,149,210
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, N.A.T.L.	Aa2	6.000	07/01/19	1,000	1,311,210
San Francisco Calif. Bay Area Rapid Trans. Dist., Ser. A, A.M.B.A.C.	AA+(b)	5.000	07/01/36	1,250	1,513,700
San Francisco Calif. City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(b)	6.500	08/01/39	1,000	1,184,190
San Francisco City & Cnty. Airports Commission, A.M.T., Second Ser. A, Rfdg.	A1	5.000	05/01/31	1,000	1,166,600
A.M.T., Second Ser. C, Rfdg.	A1	5.000	05/01/25	1,555	1,835,133
A.M.T., Second Ser. F, Rfdg.	A1	5.000	05/01/28	1,000	1,159,100
San Jose Calif. Library & Park Proj., GO	Aa1	5.000	09/01/33	2,200	2,492,820
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	Ba1	5.500	08/01/35	1,000	1,041,800
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, A.G.C., C.A.B.S., GO(e)	Aa1	1.751	09/01/17	1,000	920,520
San Leandro Cmnty. Facs., Spl. Tax, Dist. No. 1	NR	6.500	09/01/25	2,160	2,163,780
San Mateo Cnty. Calif. Jt. Pwrs. Fin. Auth.	Aa2	5.000	07/15/33	1,000	1,145,600
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa2	7.250	08/01/14	2,000	2,173,720
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., GO, N.A.T.L.(e)	Aa3	4.520	08/01/29	1,250	593,375
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, GO, N.A.T.L., C.A.B.S.(e)	Aa1	3.690	08/01/28	1,055	594,883
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000	09/01/36	500	568,450
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S., Rfdg.(d)(e)	NR	1.568	07/01/16	15,040	14,220,771
PNC G.I.C. Proj. Rev.	A2	6.750	07/01/13	1,000	1,034,990
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	B3	5.500	06/01/45	2,000	1,711,760
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A2	6.000	06/01/22	2,000	2,007,960
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A2	5.625	01/01/29	1,000	1,186,250
University of Calif. Rev., Gen., Ser. O	Aa1	5.750	05/15/34	1,250	1,554,075
Ser. Q	Aa1	5.000	05/15/34	1,000	1,163,590
Ventura Cnty. Cmnty. College, GO	Aa2	5.500	08/01/33	2,000	2,417,480

Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	298,300

TOTAL LONG-TERM INVESTMENTS (cost$199,360,510)					227,158,771

SHORT-TERM INVESTMENTS — 2.2%
Municipal Bonds
California St. Muni. Fin. Auth. Rev., Var. Chevron USA Recovery Zone, Ser. A, F.R.D.D.(c)	VMIG1	0.140	11/01/35	2,350	2,350,000
California St., Econ. Recovery, Var. Ser. C-4-Rmkt, F.R.D.D.(c)	VMIG1	0.140	07/01/23	2,830	2,830,000

TOTAL SHORT-TERM INVESTMENTS (cost $5,180,000)					5,180,000

TOTAL INVESTMENTS — 99.5% (cost $204,540,510)(j)					232,338,771
OTHER ASSETS IN EXCESS OF LIABILITIES(k) — 0.5%					1,138,370

NET ASSETS — 100.0%					$233,477,141

*	The ratings reflected are as of November 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.G.C.—Assured Guaranty Corp.

A.M.B.A.C.—American Municipal Bond Assurance Corp.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.R.D.D.—Floating Rate Daily Demand Note.

G.I.C.—Group Insurance Commission.

GO—General Obligation.

N.A.T.L.—National Public Finance Guarantee Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bonds.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s Rating.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2012.
(d)	All or partial escrowed to maturity and pre-funded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(e)	Represents zero coupon bond. Rate shown reflects the effective yield at November 30, 2012.
(f)	Indicates a security that has been deemed illiquid.
(g)	Represents issuer in default on interest payments and/or principal repayment:
(h)	Indicates a restricted security; the aggregate original cost of such securities is $1,000,000. The aggregate value of $535,020 is approximately 0.2% of net assets.
(i)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2012.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$203,586,310	$29,631,057	$(878,596)	$28,752,461

The difference between book basis and tax basis was primarily attributable to the difference in treatment of accreting market discount for book and tax purposes.

(k)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at November 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2012	Unrealized Depreciation(1)(2)
	Short Positions:
8	10 Year U.S. Treasury Notes	Mar. 2013	$1,063,857	$1,069,125	$(5,268)
29	U.S. Long Bonds	Mar. 2013	4,351,566	4,351,813	(247)

					$(5,515)

(1)	Cash of $170,800 has been segregated to cover requirement for open futures contracts as of November 30, 2012.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$232,338,771	$—
Other Financial Instruments*
Futures Contracts	(5,515)	—	—

Total	$(5,515)	$232,338,771	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 22, 2013

*	Print the name and title of each signing officer under his or her signature.